Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2022		Mar. 31, 2021
Assets:
Cash and cash equivalents		¥ 954,827		¥ 951,242
Restricted Cash		136,985		128,333
Equity securities	[1]	560,643		540,082
Trading debt securities		2,503		2,654
Available-for-sale debt securities		2,174,891		2,003,917
Held-to-maturity debt securities		114,312		113,790
Other Assets:
Derivative assets		31,033		20,752
Liabilities:
Short-term debt		439,639		307,269
Deposits		2,276,158		2,317,785
Long-term debt		4,427,046		4,416,833
Other Liabilities:
Derivative liabilities		85,372		69,090
Level 1
Assets:
Cash and cash equivalents		954,827		951,242
Restricted Cash		136,985		128,333
Installment loans (net of allowance for probable loan losses)		0		0
Equity securities		112,200	[2]	82,039
Trading debt securities		0		0
Available-for-sale debt securities		1,095		6,012
Held-to-maturity debt securities		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[3]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[3]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		261,031		166,410
Equity securities		160,099	[2]	223,016
Trading debt securities		2,503		2,654
Available-for-sale debt securities		2,032,736		1,864,448
Held-to-maturity debt securities		112,678		115,893
Other Assets:
Time deposits		4,197		4,146
Derivative assets	[3]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		439,639		307,269
Deposits		2,108,169		2,167,449
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,456,822		1,286,463
Other Liabilities:
Derivative liabilities	[3]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		3,545,521		3,465,151
Equity securities		112,972	[2]	91,410
Trading debt securities		0		0
Available-for-sale debt securities		141,060		133,457
Held-to-maturity debt securities		22,763		23,239
Other Assets:
Time deposits		0		0
Derivative assets	[3]	0		0
Reinsurance recoverables (Investment contracts)		6,049		7,507
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		178,159		196,624
Long-term debt		2,969,807		3,155,888
Other Liabilities:
Derivative liabilities	[3]	0		0
Carrying amount
Assets:
Cash and cash equivalents		954,827		951,242
Restricted Cash		136,985		128,333
Installment loans (net of allowance for probable loan losses)		3,814,773		3,613,316
Equity securities		385,271	[2]	396,465
Trading debt securities		2,503		2,654
Available-for-sale debt securities		2,174,891		2,003,917
Held-to-maturity debt securities		114,312		113,790
Other Assets:
Time deposits		4,197		4,146
Derivative assets	[3]	31,033		20,752
Reinsurance recoverables (Investment contracts)		6,216		7,299
Liabilities:
Short-term debt		439,639		307,269
Deposits		2,106,900		2,165,293
Policy liabilities and Policy account balances (Investment contracts)		178,170		196,549
Long-term debt		4,427,046		4,416,833
Other Liabilities:
Derivative liabilities	[3]	85,372		69,090
Estimated fair value
Assets:
Cash and cash equivalents		954,827		951,242
Restricted Cash		136,985		128,333
Installment loans (net of allowance for probable loan losses)		3,806,552		3,631,561
Equity securities		385,271	[2]	396,465
Trading debt securities		2,503		2,654
Available-for-sale debt securities		2,174,891		2,003,917
Held-to-maturity debt securities		135,441		139,132
Other Assets:
Time deposits		4,197		4,146
Derivative assets	[3]	31,033		20,752
Reinsurance recoverables (Investment contracts)		6,049		7,507
Liabilities:
Short-term debt		439,639		307,269
Deposits		2,108,169		2,167,449
Policy liabilities and Policy account balances (Investment contracts)		178,159		196,624
Long-term debt		4,426,629		4,442,351
Other Liabilities:
Derivative liabilities	[3]	¥ 85,372		¥ 69,090

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥185,115 million as of March 31, 2021 and 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥ 90,650 million as of March 31, 2021 and 2022, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥4,940 million and ¥11,709 million as of March 31, 2021 and 2022, respectively.
[2]	The amount of ¥25,999 million of investment funds measured at net asset value per share is not included.
[3]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”